Note 1 - Organization and Summary of Significant Accounting Policies	6 Months Ended
Feb. 28, 2015
Notes
Note 1 - Organization and Summary of Significant Accounting Policies:

Note 1 - Organization and summary of significant accounting policies:

These unaudited interim financial statements as of and for the three months ended February 28, 2015, reflect all adjustments which, in the opinion of management, are necessary to fairly state the Company’s financial position and the results of its operations for the periods presented, in accordance with the accounting principles generally accepted in the United States of America. All adjustments are of a normal recurring nature.

These unaudited interim financial statements should be read in conjunction with the Company’s financial statements and notes thereto included in the Company’s fiscal year end August 31, 2014, report. The Company assumes that the users of the interim financial information herein have read, or have access to, the audited financial statements for the preceding period, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The results of operations for the threemonth period ended February 28, 2015, are not necessarily indicative of results for the entire year ending August 31, 2015.

Following is a summary of our organization and significant accounting policies:

Organization and nature of business – Sauer Energy, Inc. (formerly: BCO Hydrocarbon Ltd.) (identified in these footnotes as “we” or the “Company”) was incorporated in the State of Nevada, United States of America on August 19, 2008. It was a natural resource exploration stage company and anticipated acquiring, exploring, and if warranted and feasible, developing natural resource assets. BCO had the right to acquire a 50% working interest in an oil and gas lease in Alberta, Canada.

Sauer Energy, Inc. (the “Old Sauer”) was incorporated in California on August 7, 2008. The Company is a development stage company engaged in the design and manufacture of vertical axis wind turbine (VAWT) systems.

On July 25, 2010, the Company, the president and sole director Malcolm Albery (“MA”) and Dieter Sauer, Jr. (“DS”) completed a closing (the “Closing”) under an Agreement and Plan of Reorganization, dated as of June 23, 2010 (the “Agreement”).  The Agreement provided: (a) for the purchase by DS of all of the 39,812,500 shares of the Company owned by MA for $55,200; (b) the contribution by DS of all of the shares of Old Sauer, a California corporation (“SEI”) to the Company; (c) the assignment of certain patent rights related to wind turbine technology held by DS to the Company; and (d) the election of DS to the Company’s board of directors.  In connection with the Closing, Mr. Sauer was elected President and CEO of the Company and two former shareholders of the Company agreed to (i) indemnify the Company against any claims resulting from breaches of representations and warranties by the Company in the Agreement; (ii) to acquire and cause to be returned for cancellation an aggregate of 67,437,500 shares of the Company’s common Stock, including all of the shares owned by former officer and director Daniel Brooks and; (3) assume all of the Company’s obligations in connection with certain oil and gas leases in Canada.

The agreement was executed on July 25, 2010. Sauer Energy, Inc. became a wholly-owned subsidiary of the Company. On August 29, Malcolm Albery resigned as President and was replaced by Dieter Sauer.  In the following month, the Company changed its name from BCO Hydrocarbon Ltd. to Sauer Energy, Inc.

The Company’s fiscal year-end is August 31.

Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to development stage enterprises.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Fixed assets - Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately.   Depreciation expense is recognized using the straight-line method for the vehicle and the double declining method for all remaining assets and is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

 Vehicle & Equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5 years

Furniture & Fixtures . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7 Years

Fair Value of Financial Instruments - The Financial Accounting Standards Board issued ASC (Accounting Standards Codification) 820-10 (SFAS No. 157), “Fair Value Measurements and Disclosures" for financial assets and liabilities. ASC 820-10 provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. FASB ASC 820- 10 defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. FASB ASC 820-10 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

- Level 1: Quoted prices in active markets for identical assets or liabilities.

- Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

- Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial instruments as of February 28, 2015, reflect:

- Cash: Level One measurement based on bank reporting.

- Loan receivable and loans from Officers and related parties: Level 2 based on promissory notes.

- Derivative liability: Level two measurement based upon the relative fair market value of the Company’s free trading common stock.

Federal income taxes -The Company utilizes FASB ACS 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recorded when, in the opinion of management, it is “more likely-than-not” that a deferred tax asset will not be realized. The Company generated a deferred tax credit through net operating loss carry-forward.  A valuation allowance of 100% has been established.

Interest and penalties on tax deficiencies recognized in accordance with ASC accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

All taxes have been filed since inception and no taxes or penalties are assessed or owed.

Research and development costs  - The Company expenses costs of research and development cost as incurred. Research and development costs for the sixmonths ended February 28, 2015, and February 28, 2014, was$133,695and $53,033 respectively.

Advertising - Advertising and marketing expenses for the sixmonths ended February 28, 2015, and February 28, 2014,was $10,613and $2,776 respectively.

Basic and Diluted Earnings (Loss) Per Share - Net loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share, for the period presented. Basic net loss per share is based upon the weighted average number of common shares outstanding. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. The Company has potentially dilutive securities outstanding consisting of warrants to purchase common stock, (see Note 9) and the conversion of convertible loans (see Note 6).  For the three months ended February 28, 2015, the warrants would not have been exercised since they are priced significantly higher than the market value of the Company’s trading common stock, while the convertible loans would likely be converted due to the discount that would be applied to the market price. As of February 28, 2015, 11,904,762possible shares under the convertible loan would be considered dilutive.  Alternatively, for the three months ended February 28, 2014,the exercise of warrants or conversions would be anti-dilutive since the Company was in a loss position, and they are not counted in the calculation of loss per share. The total common stock equivalents on a fully diluted basis if all outstanding agreements were exercised at February 28, 2015, and 2014 were 18,704,762and 7,175,879 shares, respectively.

Recent Accounting Pronouncements — Management has considered all recent accounting pronouncements.  The following pronouncement was deemed applicable to our financial statements.

In April of 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements and Property Plant, and Equipment Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The amendments in this Update affect an entity that has a component that is disposed of or held for sale. We are evaluating the inclusion of this information should it apply in the future. This pronouncement will be adopted should it become relevant.

In June of 2014, the FASB issued ASU 2014-10, “Development State Entities Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, the amendments in this Update affect entities that are development stage entities under U.S. GAAP. A development stage entity is defined in the Master Glossary of the Accounting Standards Codification as follows: An entity devoting substantially all of its efforts to establishing anew business and for which either of the following conditions exists:

a.Planned principal operations have not commenced.

b.Planned principal operations have commenced, but there has been no significant revenue therefrom.

This update applies to the Company as no significant revenue has been received, although there will be no significant impact on the financial statements since the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. This amendment will become effective as of December 15, 2014 for the Company, after which the presentation of the financial statements will be revised as noted above.

In August of 2014, the FASB issued ASU 2014-15,”Presentation of Financial Statements—Going Concern (Subtopic 205-40) Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this Update apply to all entities and will become effective as of the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company will implement this Update if substantial doubt is ever raised about the Company’s ability to continue as a going concern within one year after the financial statements are issued or at the date the financial statements are available to be issue when applicable.

Share based payments and awards

The company has adopted the use of Statement of Financial Accounting Standards No. 123R, “Share-Based Payment” (SFAS No. 123R) (now contained in FASB Codification Topic 718, Compensation-Stock Compensation, orTopic 718), which supersedes APB Opinion No. 25, “Accounting for Stock Issued to Employees”, and its related implementation guidance and eliminates the alternative to use Opinion 25’s intrinsic value method of accounting that was provided in Statement 123 as originally issued. This Statement requires an entity to measure the cost of employee services received in exchange for an award of an equity instruments, which includes grants of stock options and stock warrants, based on the fair value of the award, measured at the grant date, (with limited exceptions). Under this standard, the fair value of each award is estimated on the grant date, using an option-pricing model that meets certain requirements. We use the Black- Scholes option-pricing model to estimate the fair value of our equity awards, including stock options and warrants. The Black-Scholes model meets the requirements of Topic 718; however the fair values generated may not reflect their actual fair values, as it does not consider certain factors, such as vesting requirements, employee attrition and transferability limitations. The Black-Scholes model valuation is affected by our stock price and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. We estimate the expected volatility and estimated life of our stock options at grant date based on historical volatility; however, due to the thinly traded nature of our stock, we have chosen to use an average of the annual volatility of like companies in our industry. For the “risk-free interest rate”, we use the Constant Maturity Treasury rate on 90 day government securities. The term is equal to the time until the option expires. The dividend yield is not applicable, as the company has not paid any dividends, nor do we anticipate paying them in the foreseeable future. The fair value of our restricted stock is based on the market value of our free trading common stock, on the grant date calculated using a 20 trading day average. At the time of grant, the share based-compensation expense is recognized in our financial statements based on awards that are ultimately expected to vest using historical employee attrition rates and the expense is reduced accordingly. For the three months ended February 28, 2015, we recognized $0 in share based expense due to the issuance of common stock warrants.